Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We generally grant equity awards in connection with annual compensation decisions at year-end, or when a new employee is hired. We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and do not time the public release of such information based on award grant dates. During the last completed fiscal year, we did not make awards to any NEO during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or annual report on Form 10-K or the filing or furnishing of a current report on Form 8-K, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and do not time the public release of such information based on award grant dates. During the last completed fiscal year, we did not make awards to any NEO during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or annual report on Form 10-K or the filing or furnishing of a current report on Form 8-K, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and do not time the public release of such information based on award grant dates.
MNPI Disclosure Timed for Compensation Value	false